Hennion & Walsh, Inc.
2001 Route 46, Waterview Plaza
Parsippany, New Jersey 07054

March 13, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Smart Trust, New Jersey Municipal Portfolio of Closed-End Funds Trust, Series 4
(File No. 333-193541) (CIK 1597693)

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on March 12, 2014.

Very truly yours,

Smart Trust, New Jersey Municipal Portfolio of Closed-End Funds Trust, Series 4

By: Hennion & Walsh, Inc.

By /s/ KEVIN D. MAHN
Kevin D. Mahn
Authorized Signator